Fair Value Measurements and Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements and Fair Value of Financial Instruments Disclosure
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

       The following table presents information about the company's financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$73.6	$73.6	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	36.6	36.6	—	—
Insurance contracts	62.5	—	62.5	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	1.6	—	1.6	—

Total Assets	$178.6	$110.2	$64.1	$4.3

Liabilities
Derivative contracts	$0.8	$—	$0.8	$—
Contingent consideration	20.1	—	—	20.1

Total Liabilities	$20.9	$—	$0.8	$20.1

	The following table presents information about the company’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2011:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Assets
Cash equivalents	$377.1	$377.1	$—	$—
Investments in mutual funds, unit trusts and other similar instruments	35.6	35.6	—	—
Insurance contracts	56.7	—	56.7	—
Auction rate securities	4.3	—	—	4.3
Derivative contracts	0.9	—	0.9	—

Total Assets	$474.6	$412.7	$57.6	$4.3

Liabilities
Derivative contracts	$1.2	$—	$1.2	$—
Contingent consideration	1.7	—	—	1.7

Total Liabilities	$2.9	$—	$1.2	$1.7

Available-for-sale Securities [Table Text Block]

The aggregate market value, cost basis and gross unrealized gains and losses of available-for-sale investments by major security type are as follows:

(In millions)	Market Value	Cost Basis	Gross Unrealized Gains	Gross Unrealized Losses

2012
Mutual Fund and Unit Trust Investments	$36.6	$25.4	$11.2	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$40.9	$30.2	$11.2	$0.5

2011
Mutual Fund and Unit Trust Investments	$35.6	$25.2	$10.4	$—
Auction Rate Securities	4.3	4.8	—	0.5

	$39.9	$30.0	$10.4	$0.5

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2012	2011

Auction Rate Securities
Beginning Balance	$4.3	$4.6
Sale of securities	—	(0.6)
Total unrealized gains included in other comprehensive income	—	0.3

Ending Balance	$4.3	$4.3

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
(In millions)	2012	2011

Contingent Consideration
Beginning Balance	$1.7	$28.7
Additions	19.9	1.4
Payments	(1.0)	(27.3)
Change in fair value included in earnings	(0.5)	(1.2)
Currency translation	—	0.1

Ending Balance	$20.1	$1.7

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
	Fair Value – Assets		Fair Value – Liabilities
	December 31,	December 31,	December 31,	December 31,
(In millions)	2012	2011	2012	2011

Derivatives Not Designated as Hedging Instruments
Foreign currency exchange contracts (a)	$1.6	$0.9	$0.8	$1.2

(a)	The fair value of the foreign currency exchange contracts is included in the consolidated balance sheet under the captions other current assets or other accrued expenses.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
	Gain (Loss) Recognized
(In millions)	2012	2011

Derivatives Designated as Fair Value Hedges
Interest rate swaps	$—	$16.5
Derivatives Not Designated as Fair Value Hedges
Foreign currency exchange contracts
Included in cost of revenues	3.0	—
Included in other expense, net	(10.4)	47.2

Fair Value, by Balance Sheet Grouping [Table Text Block]

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$4.7	$4.7	$6.5	$6.5

Debt Obligations:
Senior notes	7,019.5	7,455.2	6,093.0	6,454.6
Commercial paper	50.0	50.0	900.0	900.0
Other	54.8	54.8	35.0	35.0

	$7,124.3	$7,560.0	$7,028.0	$7,389.6

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments [Table Text Block]

       The carrying amount and fair value of the company's notes receivable and debt obligations are as follows:

	December 31, 2012		December 31, 2011
	Carrying	Fair	Carrying	Fair
(In millions)	Value	Value	Value	Value

Notes Receivable	$4.7	$4.7	$6.5	$6.5

Debt Obligations:
Senior notes	7,019.5	7,455.2	6,093.0	6,454.6
Commercial paper	50.0	50.0	900.0	900.0
Other	54.8	54.8	35.0	35.0

	$7,124.3	$7,560.0	$7,028.0	$7,389.6

	The fair value of debt obligations was determined based on quoted market prices and on borrowing rates available to the company at the respective period ends which represent level 2 measurements.